Consolidated Statements of Cash Flows Statement (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net loss	$ (10,052,588)	$ (4,278,813)	$ (6,296,390)	$ (4,713,697)
Adjustments to reconcile net loss to cash flows from operating activities:
Excess of debt discount over the principal	149,143	125,642
Bad Debt Expense			129,418
Inventory Impairment Loss				70,332
Initial valuation of debt discount			237,547
Loss on settlement	295,963	250,460	44,607
Change in exercise of warrant	(1,208)		15,150	25,250
Realized Loss on Notes Converted				1,172,000
Gain on debt forgiveness	(16,649)
Amortization of debt discount	870,355	364,663
Derivative Expense and amortization of debt discount			1,781,337
Stock based compensation			1,038,270
Stock compensation expense	3,151,206	789,229	1,038,270	1,257,261
Change in fair value of derivative liability	4,171,733	1,384,423	525,394	437,000
Amortization of Intangible Assets	1,050		1,400
Depreciation and amortization	41,482	85,807	105,558	42,587
Changes in operating assets and liabilities
Accounts receivable	77,653	(239,302)	(340,405)	95,638
Inventory	(96,120)	100,447	36,980	(170,300)
Other assets	(30,000)	(374,664)	(11,670)	(61,120)
Loan Receivable	(33,904)		(147,872)
Prepayment, deposits and other receivables	(168,067)		(566,229)
Amount due to a related party			(23,086)
Checks Issued in Excess of Cash				(28,377)
Bank overdraft		13,260
Accounts payable and accrued liabilities	(161,930)	(194,809)	222,010	123,560
Customer deposits	(19,381)	66,713	96,918	(15,708)
Unearned revenue	(45,129)	(11,970)	46,838	(30,218)
Interest Payable	236,826	53,137
Accrued interest and other payables	125,468		385,439	(76,428)
Net cash used in operating activities	(1,504,097)	(1,865,597)	(2,894,210)	(1,918,210)
Cash flows from investing activities:
Acquisition of intangible assets		(13,999)	(7,325)
Acquisition of property and equipment	(297,154)	(133,132)	(171,096)	(24,052)
Net cash provided by (used in) investing activities	(297,154)	(147,131)	(178,421)	(24,052)
Cash flows from financing activities:
Proceeds from shares issuance	155,000		82,000	125,000
Proceeds from shares to be issued		1,322,685	1,798,000	125,000
Proceeds from convertible notes	1,630,500	652,653	1,222,722	1,769,523
Payment to Note payable-related parties	(5,000)	(22,666)
Proceeds (Repayment) from(to) loans	12,546	30,342	156,228	(566,453)
Proceeds from loans				795,420
Repayment to Related Parties		(158,617)	(226,078)	(1,650,560)
Proceeds from loan payable-related parties				1,445,301
Proceeds from advance share issuance		95,094
Net cash provided by (used in) financing activities	1,793,046	1,919,491	3,012,872	2,043,231
Net increase (decrease) in cash	(8,205)	(93,237)	(59,759)	100,969
Cash, beginning of period	42,121	101,880	101,880	911
Cash, end of period	33,916	8,643	42,121	101,880
Cash paid during the period for:
Interest				144,200
Income taxes				25,212
Supplemental disclosure of non-cash financing activities:
Shares issued for conversion of convertible debt	564,051
Reduction in derivative liability due to conversion	6,575,434
Debt discount related to convertible debt	2,217,123
Debts settled through shares issuance	1,875,647	993,250	$ 306,810	$ 620,965
Shares issued for advanced share payment	$ 2,641,000